DEPOSITS	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
DEPOSITS

NOTE I - DEPOSITS

The aggregate amount of time deposits in denominations of $250,000 or more at December 31, 2016 and 2015 was $36.6 million and $41.8 million, respectively. Interest expense on such deposits aggregated $567,000 and $479,000 in 2016 and 2015, respectively. At December 31, 2016, the scheduled maturities of certificates of deposit are as follows:

In thousands	Less than $250,000	$250,000 or more	Total
2017	$59,756	10,088	69,844
2018	32,096	9,922	42,018
2019	14,519	9,208	23,727
2020	13,904	7,348	21,252
2021	3,088	—	3,088
Total	$123,363	36,566	159,929

The Bank periodically uses brokered deposits consistent with asset and liability management policies. At December 31, 2016 and 2015 the Bank had $29,485,000 and $31,983,000, respectively, in brokered deposits. The Bank reclassifies overdrafts on deposit accounts to loan balances. For the years ended December 31, 2016 and 2015, the reclassified amounts were $45,000 and $44,000 respectively.